AMG FQ Global Risk-Balanced Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2020
	Shares	Value
Exchange Traded Funds - 13.5%
iShares iBoxx $ High Yield Corporate Bond ETF[1]	35,383	$3,021,354
Vanguard Extended Duration Treasury ETF	14,447	2,537,182

Total Exchange Traded Funds (Cost $5,466,867)		5,558,536

	Notes
Exchange Traded Notes - 10.1%
Deutsche Bank AG, PowerShares DB Gold Double Long, 02/15/38*	16,999	848,080
iPath Bloomberg Commodity Index Total Return ETN, 06/12/36*,2	84,431	1,594,902
Swedish Export Credit Corp., ELEMENTS Linked to the Rogers International Commodity Index Total Return, 10/24/22*	413,011	1,738,776

Total Exchange Traded Notes (Cost $4,372,921)		4,181,758

Purchased Options - 0.3%

(See Open Purchased Options schedule) (Cost $284,042)	105,077

Principal Amount
Short-Term Investments - 77.1%
Joint Repurchase Agreements - 0.1%[3]
Citibank N.A., dated 07/31/20, due 08/03/20, 0.070% total to be received $28,882 (collateralized by various U.S. Treasuries, 0.000% - 7.875%, 09/17/20 - 02/15/49, totaling $29,460)	$28,882	28,882
	Principal Amount	Value
U.S. Government Obligations - 13.8%
U.S. Treasury Bills, 0.116%, 08/13/20[1,4]	$1,000,000	$999,961
U.S. Treasury Bills, 0.131%, 10/29/20[4,5]	4,700,000	4,698,978

Total U.S. Government Obligations		5,698,939

	Shares
Other Investment Companies - 63.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.07%[6,7]	8,609,573	8,609,573
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.09%[6,7]	8,609,573	8,609,573
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.11%[6,7]	8,870,469	8,870,469

Total Other Investment Companies		26,089,615

Total Short-Term Investments (Cost $31,816,942)		31,817,436
Total Investments - 101.0% (Cost $41,940,772)		41,662,807
Derivatives - 0.7%[8]		284,739
Other Assets, less Liabilities - (1.7)%		(697,939)
Net Assets - 100.0%		$41,249,607

*	Non-income producing security.
[1]	Some or all of these securities were held as collateral for written options as of July 31, 2020, amounting to $3,203,024 or 7.8% of net assets.
[2]	Some of these securities, amounting to $28,335 or 0.1% of net assets, were out on loan to various borrowers and are collateralized by cash. See below for more information.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Represents yield to maturity at July 31, 2020.
[5]	Some or all of this security is held as collateral for futures contracts. The market value of collateral at July 31, 2020, amounted to $2,799,391, or 6.8% of net assets.
[6]	Yield shown represents the July 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
[7]	A copy of the security's annual report to shareholders may be obtained without charge on the SEC's website (http://www.sec.gov).
[8]	Includes Written Options and Futures Contracts. Please refer to the Open Written Options and Open Futures Contracts tables for the details.

ETF	Exchange Traded Fund
ETN	Exchange Traded Notes

AMG FQ Global Risk-Balanced Fund
Schedule of Portfolio Investments (continued)
Open Exchange Traded Purchased Options
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Cost	Value
EURO STOXX 50 (Put)	2,400	08/21/20	36	$864,000	$27,378	$382
EURO STOXX 50 (Put)	2,975	09/18/20	31	922,250	21,776	18,916
EURO STOXX 50 (Put)	3,050	10/16/20	18	549,000	15,290	20,652
S&P 500 Index (Put)	2,580	08/21/20	11	2,838,000	85,118	1,952
S&P 500 Index (Put)	2,860	09/18/20	10	2,860,000	64,441	22,450
S&P 500 Index (Put)	2,860	10/16/20	9	2,574,000	70,039	40,725
				Total	$284,042	$105,077
Open Exchange Traded Written Options
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium	Value
EURO STOXX 50 (Call)	3,075	08/21/20	24	$738,000	$6,856	$(42,010)
EURO STOXX 50 (Call)	3,100	08/21/20	12	372,000	2,904	(18,320)
EURO STOXX 50 (Call)	3,650	10/16/20	18	657,000	6,618	(721)
EURO STOXX 50 (Call)	3,700	09/18/20	31	1,147,000	7,069	(183)
EURO STOXX 50 (Put)	2,225	08/21/20	36	801,000	17,667	(127)
EURO STOXX 50 (Put)	2,800	09/18/20	31	868,000	14,248	(9,823)
EURO STOXX 50 (Put)	2,825	10/16/20	18	508,500	8,595	(10,856)
S&P 500 Index (Call)	3,220	08/21/20	11	3,542,000	28,732	(100,430)
S&P 500 Index (Call)	3,450	09/18/20	10	3,450,000	20,809	(18,700)
S&P 500 Index (Call)	3,525	10/16/20	9	3,172,500	23,129	(20,745)
S&P 500 Index (Put)	2,420	08/21/20	11	2,662,000	56,362	(1,237)
S&P 500 Index (Put)	2,690	10/16/20	9	2,421,000	46,547	(28,260)
S&P 500 Index (Put)	2,720	09/18/20	10	2,720,000	43,409	(16,950)
				Total	$282,945	$(268,362)

AMG FQ Global Risk-Balanced Fund
Schedule of Portfolio Investments (continued)
Open Futures Contracts
Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
ASX SPI 200 Index	AUD	10	Long	09/17/20	$1,049,883	$20,875
Australia 10-Year Bond	AUD	79	Long	09/15/20	8,435,373	138,731
Canadian 10-Year Bond	CAD	72	Long	09/21/20	8,315,652	28,431
EURO STOXX 50	EUR	76	Long	09/18/20	2,849,564	(13,108)
FTSE 100 Index	GBP	8	Long	09/18/20	616,436	(29,804)
Hang Seng Index	HKD	3	Long	08/28/20	475,279	(6,327)
Russell 2000® Mini Index	USD	38	Long	09/18/20	2,807,820	28,862
S&P 500 E-Mini FUT Index	USD	5	Long	09/18/20	815,875	22,085
S&P/TSX 60 Index	CAD	6	Long	09/17/20	864,892	47,339
TOPIX Index	JPY	5	Long	09/10/20	706,863	(44,684)
U.K. 10-Year Gilt	GBP	59	Long	09/28/20	10,700,382	92,616
US LONG BOND(CBT) SEP20	USD	60	Long	09/21/20	10,936,875	268,085
					Total	$553,101

CURRENCY ABBREVIATIONS:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	US Dollar

AMG FQ Global Risk-Balanced Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange Traded Funds†	$5,558,536	—	—	$5,558,536
Exchange Traded Notes†	4,181,758	—	—	4,181,758
Purchased Options
Equity Contracts	105,077	—	—	105,077
Short-Term Investments
Joint Repurchase Agreements	—	$28,882	—	28,882
U.S. Government Obligations	—	5,698,939	—	5,698,939
Other Investment Companies	26,089,615	—	—	26,089,615
Total Investments in Securities	$35,934,986	$5,727,821	—	$41,662,807
Financial Derivative Instruments - Assets
Equity Futures Contracts	$119,161	—	—	$119,161
Interest Rate Futures Contracts	527,863	—	—	527,863
Financial Derivative Instruments - Liabilities
Equity Futures Contracts	(93,923)	—	—	(93,923)
Equity Written Options	(268,362)	—	—	(268,362)
Total Financial Derivative Instruments	$284,739	—	—	$284,739

†	All exchange traded funds and exchange traded notes held in the Fund are level 1 securities. For a detailed listing of these securities, please refer to the Fund’s Schedule of Portfolio Investments.
For the period ended July 31, 2020, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$28,335	$28,882	—	$28,882
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.